March 1, 2019

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust III

File Nos. 333-229925; 811-23018

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust III (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge All Asset Variance Risk Premium Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Registration Statement on Form N-2, which was filed by electronic transmission on February 27, 2019 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney